BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020 segment aircraft
Goodwill and Other Intangible Assets
Number of reporting units | segment	2
Cargo
Goodwill and Other Intangible Assets
Number of aircrafts operated | aircraft	12